Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income attributable to common shareholders	$ 2,840	$ 7,018
Basic weighted average number of common shares outstanding	32,525,229	33,067,716
Stock options	875,478	807,951
DSUs	101,836	73,393
RSUs	176,081	92,694
Diluted weighted average number of common shares outstanding	33,678,624	34,041,754
Basic earnings per common share (in dollars per share)	$ 0.09	$ 0.21
Diluted earnings per common share (in dollars per share)	$ 0.08	$ 0.21
Number of instruments that are antidilutive in period presented	76,033	23,417